Business acquisition, integration and reorganization costs (Tables)	12 Months Ended
Mar. 31, 2023
Business acquisition, integration and reorganization costs [Abstract]
Business acquisition, integration and reorganization costs

Year ended	March 31,
	2023	2022
	$	$
Acquisition costs (a)	1,554	3,964
Integration costs (b)	2,189	6,808
Reorganization costs related to modifications to cost structure (c)	4,582	845
Employee compensation on business acquisition (note 3) (d)	597	—
Contingent consideration (note 3)	9,157	—
	18,079	11,617